Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Note 16 - Subsequent Events The Group has not identified any events that would have required adjustment or disclosure in the consolidated financial statements.

Note 17 - Subsequent Events

A total of 124,720,000 ordinary shares were reserved for issuance. On July 10, 2018, the Board of Directors adopted the 2018 option agreement (the “2018 Incentive Plan”), which allows the Company to grant 5,000,000 options to its senior management and employees and 28,600,000 options to its third party service providers, at an exercise price of $0.01 per ordinary share and the requisite service period is four years. Twenty-five percent of the option shares shall become vested shares upon optionee’s completion of one year of service measured from July 10, 2018 and the balance of the option shares shall become vested shares in a series of twelve successive equal quarterly installments upon optionee’s completion of each additional quarter of service over the twelve-quarter period measured from the first anniversary of July 10, 2018. The fair value of stock option grants is estimated on the date of grant using the Binomial option pricing model which amounted to $141,651.

The Group has not identified any other events that would have required adjustment or disclosure in the consolidated financial statements.